Statement of comprehensive income, OCI components presented before tax (Statement) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit (loss)	€ 8,416	€ 6,763	€ 5,618
Other comprehensive income	1,175	789	(3,977)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(223)	190	358
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	(358)	354	218
Non current assets and disposal groups held for sale that will not be reclassified to profit or loss net of tax	0	0	(3)
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will not be reclassified to profit or loss, net of tax	0	0	0
Other comprehensive income, before tax, gains (losses) from investments in equity instruments	100	(121)	189
Other comprehensive income, before tax, gains (losses) on hedging instruments that hedge investments in equity instruments	0	0	0
Other comprehensive income, before tax, change in fair value of financial liability attributable to change in credit risk of liability	(24)	100	33
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	59	(143)	(80)
Other comprehensive income that will be reclassified to profit or loss, net of tax	1,398	599	(4,335)
Other comprehensive income, before tax, hedges of net investments in foreign operations	(1,095)	(1,172)	(117)
Gains (losses) on hedges of net investments in foreign operations, before tax	(1,095)	(1,172)	(117)
Reclassification adjustments on hedges of net investments in foreign operations, before tax	0	0	0
Other reclassifications hedge of net investments in foreign operations	0	0	0
Other comprehensive income, before tax, exchange differences on translation	1,379	3,413	(2,256)
Gains (losses) on exchange differences on translation, before tax	1,378	3,413	(2,239)
Reclassification adjustments on exchange differences on translation, before tax	1	0	(17)
Other Reclassifications Foreign Currency Translation	0	0	0
Other comprehensive income, before tax, cash flow hedges	832	72	(691)
Gains (losses) on cash flow hedges, before tax	832	91	(553)
Reclassification adjustments on cash flow hedges, before tax	0	(19)	(137)
Amounts removed from equity and included in carrying amount of non-financial asset (liability) whose acquisition or incurrence was hedged highly probable forecast transaction, net of tax	0	0	0
Other reclassifications cash flow hedges effective portion	0	0	0
Other Comprehensive Income Before Tax Debt Instruments At Fair Value With Changes In Other Comprehensive Income	752	(2,498)	(1,139)
Gains (losses) on remeasuring available-for-sale financial assets, before tax	757	(2,528)	(1,082)
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, before tax	5	(30)	57
Other reclassifications debt securities at fair value through other comprehensive income	0	0	0
Non current assets and disposal groups held for sale that will be reclassified to profit or loss net of tax	0	0	(663)
Valuation gains losses taken to equity non current assets held for sale	0	0	(30)
Non current assets held for sale transferred to profit or loss	0	0	(633)
Other reclassifications of non current assets held for sale	0	0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax	12	(7)	8
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(482)	791	523
Comprehensive income	9,591	7,552	1,640
Comprehensive income, attributable to non-controlling interests	184	1,352	(500)
Comprehensive income, attributable to owners of parent	€ 9,407	€ 6,200	€ 2,141